Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases (Details) [Line Items]
Average discount rate used for measuring lease liabilities	5.16%	5.85%	7.30%
Additions refers to the acquisition right of use asset (in Dollars)	$ 7,687
Seara Alimentos Ltda. [Member]
Leases (Details) [Line Items]
Additions refers to the acquisition lease liability (in Dollars)	$ 8,522